Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,068,764	$ 1,015,808
Less: accumulated depreciation	(689,903)	(620,967)
Property and equipment, net	378,861	394,841
Land, buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,391	9,187
Wireless communication systems
Property, Plant and Equipment [Line Items]
Property and equipment, gross	811,344	785,548
Furniture, equipment, vehicles and software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	196,215	176,267
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 51,814	$ 44,806